COMMITMENTS AND CONTINGENCIES (Details Textual) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Contractual commitments [Line Items]
Contractual capital commitments	$ 51.4	$ 130.2
Due over next twelve months [Member]
Contractual commitments [Line Items]
Contractual capital commitments	$ 48.5	$ 103.2